Note 12 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2022	2021
Net operating loss carryforwards	$11,485,524	$10,022,020
Capitalized expenditures	1,535,736	1,703,849
Research and development credit carryforwards	946,243	946,158
Stock based compensation	1,427,946	2,352,432
Property and Equipment	2,616	2,740
Accrued expenses	162,191	57,812
Inventory allowance	70,805	62,946
Gross deferred tax assets	15,631,061	15,147,957
Deferred tax asset valuation allowance	(15,631,061)	(15,147,957)

Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2022	2021
Expected income tax (benefit) at federal statutory rate	21.00%	21.00%

Increase/(Decrease) due to:
State income taxes - net of federal benefit	3.65%	5.80%

Permanent Differences:
Key man life insurance	---%	(0.01)%
Stock Based Compensation	(18.10)%	---%
R&D, taken as a credit	(0.23)%	(0.29)%
Adjustment to fair value of derivative	3.98%	0.37%
PPP Loan Forgiveness	---%	0.60%
Other	(1.14)%	(1.41)%
Change in Valuation Allowance	(9.16)%	(26.06)%

Total Income Tax Provision / (Benefit)	---%	---%